PROPERTY AND EQUIPMENT - Summary of Reconciliation of Depreciation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense	$ 44	$ 47	$ 87	$ 82
Technology Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense	0	4	0	8
General and Administrative Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense	$ 44	$ 43	$ 87	$ 74